Share-based Payment Arrangements (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Research and development expenses	$ 238	$ 546	$ 709
General and administrative expenses	1,035	227	1,570
Other expenses			29
Total share-based expense recognized	$ 1,273	$ 773	$ 2,308